CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of Comprehensive Income [Abstract]
Net loss	$ (14,828)	$ (17,092)	$ (2,344)
Other comprehensive income (loss):
Change in foreign currency translation adjustment	(325)	(929)	(360)
Cash flow hedges:
Change in net unrealized gains	346	1,752	1,797
Amounts reclassified into net loss	(1,460)	(225)	(895)
Net change	(1,114)	1,527	902
Other comprehensive income (loss), net	(1,439)	598	542
Total of comprehensive loss	$ (16,267)	$ (16,494)	$ (1,802)